Noncontrolling Interest (Details) - USD ($) $ in Thousands	1 Months Ended	5 Months Ended		6 Months Ended	12 Months Ended
	Jan. 31, 2014	May. 31, 2014	May. 30, 2014	Jul. 10, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Acquisition of noncontrolling interests of joint venture						$ 10,889
Net income attributable to the noncontrolling interest					$ 8,045	(5,861)	$ 3,772
Diesis Shipmanagement Ltd. ownership percentage in Navios Asia
Business Acquisition [Line Items]
Ownership Interest							51.00%
Navios Logistics
Business Acquisition [Line Items]
Ownership Interest					63.80%
Navios Logistics | Hidronave
Business Acquisition [Line Items]
Remaining non controlling interest percentage acquired				49.00%
Cash consideration				$ 750
Navios Asia
Business Acquisition [Line Items]
Acquisition of noncontrolling interests of joint venture		$ 10,889
Remaining non controlling interest percentage acquired		49.00%
Ownership Interest			51.00%
Net income attributable to the noncontrolling interest						$ 182	$ 145
Noncontrolling shareholders' contribution	$ 3,484						$ 3,905